[Lincoln Letterhead]


May 1, 2002

                                                          VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549


RE: Lincoln Life Variable Annuity Separate Account N
    Registration No. 333-61554


Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 11, 2002

If there are any questions regarding this filing, please contact me at (219) 455-4197.

Sincerely,

/s/ Karen Putman

Karen Putman
Securities Funds Specialist
Lincoln Life